Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Communication Services: 2.6%
93,925	(1)	Pinterest, Inc.	$2,311,494	0.2
58,066	(1)	Take-Two Interactive Software, Inc.	8,927,067	0.8
328,198	(1)	ZoomInfo Technologies, Inc.	19,606,549	1.6
			30,845,110	2.6

		Consumer Discretionary: 15.2%
22,224	(1)	Chipotle Mexican Grill, Inc.	35,159,035	2.9
40,219		Darden Restaurants, Inc.	5,347,116	0.4
139,079	(1),(2)	Etsy, Inc.	17,284,738	1.4
160,580	(1)	Expedia Group, Inc.	31,420,688	2.6
188,285	(1)	Floor & Decor Holdings, Inc.	15,251,085	1.3
84,117	(1)	Lululemon Athletica, Inc.	30,722,052	2.5
26,406	(1)	O'Reilly Automotive, Inc.	18,087,054	1.5
193,240		Ross Stores, Inc.	17,480,490	1.5
156,838	(1)	Royal Caribbean Cruises Ltd.	13,139,888	1.1
			183,892,146	15.2

		Consumer Staples: 2.5%
204,548	(1),(2)	Celsius Holdings, Inc.	11,286,958	0.9
58,365		Constellation Brands, Inc.	13,442,627	1.1
376,933	(1),(2)	Olaplex Holdings, Inc.	5,891,463	0.5
			30,621,048	2.5

		Energy: 2.4%
209,232		Diamondback Energy, Inc.	28,681,523	2.4

		Financials: 3.4%
83,969		LPL Financial Holdings, Inc.	15,339,457	1.3
52,047		MSCI, Inc. - Class A	26,173,395	2.1
			41,512,852	3.4

		Health Care: 17.9%
218,132		Agilent Technologies, Inc.	28,865,408	2.4
40,802		Bio-Techne Corp.	17,668,898	1.5
49,679	(1)	Charles River Laboratories International, Inc.	14,107,346	1.2
100,301	(2)	Conmed Corp.	14,899,713	1.2
77,385	(1)	DexCom, Inc.	39,590,166	3.3
246,789	(1)	Horizon Therapeutics Plc	25,964,671	2.2
76,851	(1),(2)	Novocure Ltd.	6,367,105	0.5
398,480	(1),(2)	Progyny, Inc.	20,481,872	1.7
120,980	(1)	Seagen, Inc.	17,427,169	1.4
155,223	(1)	Tandem Diabetes Care, Inc.	18,050,883	1.5
67,152	(1)	United Therapeutics Corp.	12,047,740	1.0
			215,470,971	17.9

		Industrials: 14.7%
190,007		Ametek, Inc.	25,305,132	2.1
246,522		Howmet Aerospace, Inc.	8,860,001	0.8
92,200		Hubbell, Inc.	16,943,594	1.4
58,800		IDEX Corp.	11,273,724	0.9
117,579	(1),(2)	Plug Power, Inc.	3,363,935	0.3
268,046		Quanta Services, Inc.	35,277,534	2.9
35,839		Roper Technologies, Inc.	16,924,251	1.4
39,314	(1)	TransDigm Group, Inc.	25,614,644	2.1
238,399		Waste Connections, Inc.	33,304,340	2.8
			176,867,155	14.7

		Information Technology: 33.5%
94,533	(1),(2)	Avalara, Inc.	9,406,979	0.8
117,566	(1),(2)	Bill.com Holdings, Inc.	26,662,793	2.2
238,800	(1)	Cadence Design Systems, Inc.	39,273,048	3.2
118,817		CDW Corp.	21,255,173	1.8
27,119	(1)	Crowdstrike Holdings, Inc.	6,158,182	0.5
188,389	(1),(2)	Datadog, Inc.	28,535,282	2.4
364,276	(1)	Dynatrace, Inc.	17,157,400	1.4
151,914		Entegris, Inc.	19,940,232	1.6
95,978	(1)	Gartner, Inc.	28,549,616	2.4
45,689	(1),(2)	HubSpot, Inc.	21,699,534	1.8
128,515	(1)	Keysight Technologies, Inc.	20,301,514	1.7
229,743		Marvell Technology, Inc.	16,474,870	1.4
46,956		Monolithic Power Systems, Inc.	22,805,590	1.9
51,759		Motorola Solutions, Inc.	12,536,030	1.0
78,623	(1)	Palo Alto Networks, Inc.	48,943,604	4.0
105,506	(1)	Paylocity Holding Corp.	21,709,970	1.8
54,965	(1)	Zebra Technologies Corp.	22,739,020	1.9
84,083	(1),(2)	Zscaler, Inc.	20,287,546	1.7
			404,436,383	33.5

		Materials: 2.1%
70,368		Avery Dennison Corp.	12,241,921	1.0
101,558		Crown Holdings, Inc.	12,703,890	1.1
			24,945,811	2.1

		Real Estate: 2.2%
169,397		Equity Lifestyle Properties, Inc.	12,955,483	1.1
40,271		SBA Communications Corp.	13,857,251	1.1
			26,812,734	2.2

	Total Common Stock
	(Cost $1,029,640,484)		1,164,085,733	96.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.1%
		Commercial Paper: 0.5%
350,000	(3)	Bank of Montreal, 0.220%, 04/18/2022	349,933	0.0
375,000	(3)	Collateralized Commercial Paper V Co., LLC, 0.300%, 05/31/2022	374,486	0.0
375,000	(3)	Credit Suisse AG, 0.330%, 06/09/2022	374,426	0.0
375,000	(3)	DNB Bank ASA, 0.220%, 05/03/2022	374,893	0.0
1,650,000	(3)	Exxon Mobile Corporation, 0.290%, 04/01/2022	1,649,987	0.2
350,000	(3)	Landesbank Baden-Wurttemberg, 0.230%, 05/05/2022	349,824	0.0
300,000	(3)	LMA-Americas LLC, 0.290%, 04/13/2022	299,957	0.0
300,000	(3)	Mitsubishi UFJ Trust and Banking Corp., 0.270%, 04/18/2022	299,944	0.0
400,000	(3)	Santander UK PLC, 0.230%, 04/08/2022	399,970	0.1
250,000	(3)	Santander UK PLC, 0.290%, 05/03/2022	249,888	0.0

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
425,000	(3)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	$424,986	0.1
375,000	(3)	Societe Generale, 0.300%, 06/02/2022	374,492	0.0
300,000	(3)	Starbird Funding Corp., 0.300%, 05/12/2022	299,762	0.0
400,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.280%, 04/07/2022	399,976	0.1
375,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.290%, 04/08/2022	374,973	0.0

	Total Commercial Paper
	(Cost $6,597,497)		6,597,497	0.5

		Floating Rate Notes: 0.6%
300,000	(3)	ANZ Bank, 0.420%, 08/18/2022	299,810	0.0
400,000	(3)	Bank of America N.A., 0.380%, 07/06/2022	400,000	0.1
250,000	(3)	Bank of Nova Scotia, 0.440%, 07/18/2022	249,850	0.0
375,000	(3)	Bayeriche Landesbank of New York, 0.470%, 07/27/2022	374,748	0.0
325,000	(3)	Commonwealth Bank of Australia, 0.450%, 09/01/2022	324,710	0.0
300,000	(3)	Cooperatieve Rabobank U.A./New York, 0.420%, 06/21/2022	299,886	0.0
375,000	(3)	Cooperatieve Rabobank U.A./New York, 0.400%, 07/11/2022	374,773	0.0
275,000	(3)	Cooperatieve Rabobank U.A./New York, 0.410%, 08/03/2022	274,773	0.0
375,000	(3)	Credit Industriel et Commercial, 0.390%, 07/05/2022	374,788	0.0
350,000	(3)	Credit Suisse AG, 0.430%, 07/19/2022	349,795	0.0
375,000	(3)	Mitsubishi UFJ Trust and Banking Corp., 0.460%, 07/26/2022	374,785	0.0
375,000	(3)	National Bank of Canada, 0.430%, 08/09/2022	374,695	0.0
375,000	(3)	Natixis SA, 0.440%, 06/17/2022	374,904	0.1
375,000	(3)	Natixis SA, 0.390%, 07/11/2022	374,811	0.1
375,000	(3)	Norinchukin Bank of New York, 0.420%, 06/22/2022	374,855	0.1
350,000	(3)	Royal Bank of Canada, 0.420%, 08/16/2022	349,711	0.0
375,000	(3)	Skandinaviska Enskilda Banken AB, 0.410%, 07/20/2022	374,784	0.0
250,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.370%, 04/01/2022	250,001	0.0
375,000	(3)	Svenska Handelsbanken AB, 0.400%, 07/11/2022	374,762	0.0
375,000	(3)	Toronto-Dominion Bank, 0.430%, 07/25/2022	374,842	0.1
300,000	(3)	Toronto-Dominion Bank, 0.440%, 08/19/2022	299,790	0.0
400,000	(3)	Westpac Banking Corp., 0.410%, 08/02/2022	399,751	0.1

	Total Floating Rate Notes
	(Cost $7,620,824)		7,620,824	0.6

		Repurchase Agreements: 3.0%
14,281,184	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $14,281,301, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $14,566,808, due 02/01/36-03/01/52)	14,281,184	1.2
8,872,192	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $8,872,262, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $9,049,636, due 04/25/22-12/20/71)	8,872,192	0.7
4,163,915	(3)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $4,163,953, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $4,247,244, due 04/19/22-02/15/52)	4,163,915	0.4
695,085	(3)	Citibank N.A., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $695,091, collateralized by various U.S. Government Securities, 0.000%-7.125%, Market Value plus accrued interest $708,987, due 04/07/22-02/15/50)	695,085	0.1
2,676,380	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,676,404, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $2,729,933, due 05/01/22-02/20/72)	2,676,380	0.2

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
5,255,131	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $5,255,179, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,360,237, due 01/15/25-02/15/51)	$5,255,131	0.4

	Total Repurchase Agreements
	(Cost $35,943,887)		35,943,887	3.0

		Certificates of Deposit: 0.1%
350,000	(3)	Bayeriche Landesbank of New York, 0.210%, 04/05/2022	349,993	0.0
400,000	(3)	Credit Industriel et Commercial, 0.320%, 06/07/2022	399,737	0.1

	Total Certificates of Deposit
	(Cost $749,730)		749,730	0.1

		Time Deposits: 0.6%
1,750,000	(3)	Barclays Bank PLC, 0.340%, 04/01/2022	1,750,000	0.2
1,090,000	(3)	CIBC, 0.300%, 04/01/2022	1,090,000	0.1
1,340,000	(3)	Landesbank Baden-Wurttemberg, 0.330%, 04/01/2022	1,340,000	0.1
1,450,000	(3)	Mizuho Bank Ltd., 0.320%, 04/01/2022	1,450,000	0.1
1,340,000	(3)	Svenska Handelsbanken AB, 0.270%, 04/01/2022	1,340,000	0.1

	Total Time Deposits
	(Cost $6,970,000)		6,970,000	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.3%
38,074,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	38,074,000	3.1
1,270,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	1,270,000	0.1
1,154,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	1,154,000	0.1
	Total Mutual Funds
	(Cost $40,498,000)		40,498,000	3.3

	Total Short-Term Investments
	(Cost $98,379,938)		98,379,938	8.1

	Total Investments in Securities (Cost $1,128,020,422)		$1,262,465,671	104.6
	Liabilities in Excess of Other Assets		(55,072,761)	(4.6)
	Net Assets		$1,207,392,910	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,164,085,733	$–	$–	$1,164,085,733
Short-Term Investments	40,498,000	57,881,938	–	98,379,938
Total Investments, at fair value	$1,204,583,733	$57,881,938	$–	$1,262,465,671

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,131,071,503.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$188,645,272
Gross Unrealized Depreciation	(57,251,185)
Net Unrealized Appreciation	$131,394,087